UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	11/28/2003	17.09%	16.60%	12.46%	—	11.33%
Class A with 5.75% Maximum Sales Charge	—	10.35	9.91	11.13	—	10.62
Class C at NAV	10/01/2009	16.68	15.75	—	—	16.51
Class C with 1% Maximum Sales Charge	—	15.68	14.75	—	—	16.51
Class I at NAV	04/30/2002	17.20	16.86	12.73	14.06%	—
Class R at NAV	08/03/2009	16.91	16.27	—	—	19.04
Russell 2500 Index	—	16.35%	17.73%	9.02%	12.29%	—
Russell 2000 Index	—	14.48	16.30	8.23	11.51	—

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.32%	2.07%	1.07%	1.57%
Net			1.25	2.00	1.00	1.50

Fund Profile4

Top 10 Holdings (% of net assets)5

Markel Corp.	4.3%
Affiliated Managers Group, Inc.	3.5
LKQ Corp.	3.5
Morningstar, Inc.	3.4
HCC Insurance Holdings, Inc.	3.3
DENTSPLY International, Inc.	2.9
Sally Beauty Holdings, Inc.	2.8
Henry Schein, Inc.	2.8
Kirby Corp.	2.6
ANSYS, Inc.	2.5

Total	31.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,170.90	$6.77	**	1.25%
Class C	$1,000.00	$1,166.80	$10.80	**	2.00%
Class I	$1,000.00	$1,172.00	$5.42	**	1.00%
Class R	$1,000.00	$1,169.10	$8.11	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.29	**	1.25%
Class C	$1,000.00	$1,015.00	$10.05	**	2.00%
Class I	$1,000.00	$1,019.90	$5.04	**	1.00%
Class R	$1,000.00	$1,017.50	$7.54	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Investment in SMID-Cap Portfolio, at value (identified cost, $3,341,565,583)	$4,354,543,819
Receivable for Fund shares sold	17,026,365
Receivable from affiliate	57,686
Total assets	$4,371,627,870

Liabilities
Payable for Fund shares redeemed	$8,764,658
Payable to affiliates:
Distribution and service fees	486,209
Accrued expenses	415,035
Total liabilities	$9,665,902
Net Assets	$4,361,961,968

Sources of Net Assets
Paid-in capital	$3,362,186,874
Accumulated distributions in excess of net realized gain from Portfolio	(3,965,873)
Accumulated net investment loss	(9,237,269)
Net unrealized appreciation from Portfolio	1,012,978,236
Total	$4,361,961,968

Class A Shares
Net Assets	$1,378,828,595
Shares Outstanding	71,510,567
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.28
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.46

Class C Shares
Net Assets	$229,090,563
Shares Outstanding	12,200,117
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.78

Class I Shares
Net Assets	$2,710,789,179
Shares Outstanding	131,060,851
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.68

Class R Shares
Net Assets	$43,253,631
Shares Outstanding	2,262,795
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends allocated from Portfolio	$17,739,436
Interest allocated from Portfolio	127,134
Expenses allocated from Portfolio	(16,184,240)
Total investment income from Portfolio	$1,682,330

Expenses
Distribution and service fees
Class A	$1,462,896
Class C	915,528
Class R	71,564
Trustees’ fees and expenses	250
Custodian fee	18,371
Transfer and dividend disbursing agent fees	1,818,737
Legal and accounting services	17,972
Printing and postage	213,990
Registration fees	241,157
Miscellaneous	11,709
Total expenses	$4,772,174
Deduct —
Allocation of expenses to affiliate	$472,560
Total expense reductions	$472,560

Net expenses	$4,299,614

Net investment loss	$(2,617,284)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$54,155 (1)
Net realized gain	$54,155
Change in unrealized appreciation (depreciation) —
Investments	$592,502,006
Net change in unrealized appreciation (depreciation)	$592,502,006

Net realized and unrealized gain	$592,556,161

Net increase in net assets from operations	$589,938,877

(1)	Includes $9,962,719 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment loss	$(2,617,284)	$(7,557,550)
Net realized gain from investment transactions	54,155 (1)	10,255,159
Net change in unrealized appreciation (depreciation) from investments	592,502,006	462,915,840
Net increase in net assets from operations	$589,938,877	$465,613,449
Distributions to shareholders —
From net realized gain
Class A	$(3,614,168)	$(3,829,206)
Class C	(573,093)	(468,583)
Class I	(6,275,163)	(5,768,738)
Class R	(84,480)	(21,480)
Total distributions to shareholders	$(10,546,904)	$(10,088,007)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$337,611,269	$528,321,268
Class C	59,511,463	89,162,675
Class I	835,207,771	1,091,590,545
Class R	24,734,215	18,364,606
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,385,399	3,469,662
Class C	437,509	343,686
Class I	4,903,114	4,325,162
Class R	76,374	20,983
Cost of shares redeemed
Class A	(160,041,590)	(196,774,157)
Class C	(12,102,367)	(17,793,901)
Class I	(377,801,454)	(293,110,377)
Class R	(4,257,799)	(3,330,298)
Net increase in net assets from Fund share transactions	$711,663,904	$1,224,589,854

Net increase in net assets	$1,291,055,877	$1,680,115,296

Net Assets
At beginning of period	$3,070,906,091	$1,390,790,795
At end of period	$4,361,961,968	$3,070,906,091

Accumulated net investment loss included in net assets
At end of period	$(9,237,269)	$(6,619,985)

(1)	Includes $9,962,719 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Financial Highlights

	Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$16.520		$12.870		$12.490		$11.170		$10.930		$13.490

Income (Loss) From Operations
Net investment loss(1)	$(0.023)		$(0.070)		$(0.074)		$(0.072)		$(0.047)		$(0.031)
Net realized and unrealized gain (loss)	2.839		3.808		0.543	(2)	1.392		0.545		(0.693)

Total income (loss) from operations	$2.816		$3.738		$0.469		$1.320		$0.498		$(0.724)

Less Distributions
From net realized gain	$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)		$(1.836)

Total distributions	$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)		$(1.836)

Net asset value — End of period	$19.280		$16.520		$12.870		$12.490		$11.170		$10.930

Total Return(3)	17.09	%(4)	29.12%		3.67%		11.82%		5.50%		(6.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,378,829		$1,010,125		$512,020		$256,917		$117,175		$23,589
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)(9)	1.24	%(8)	1.20	%(8)	1.20	%(8)	1.20	%(8)	1.20	%(8)
Net investment loss	(0.26	)%(9)	(0.44)%		(0.51)%		(0.61)%		(0.49)%		(0.27)%
Portfolio Turnover of the Portfolio	3	%(4)	6%		19%		20%		33%		42%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.03% of average daily net assets for the six months ended March 31, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32%, 0.52% and 0.52% of average daily net assets for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012		2011		2010*
Net asset value — Beginning of period	$16.150		$12.680		$12.390		$11.170

Income (Loss) From Operations
Net investment loss(1)	$(0.087)		$(0.185)		$(0.180)		$(0.158)
Net realized and unrealized gain	2.773		3.743		0.559	(2)	1.378

Total income from operations	$2.686		$3.558		$0.379		$1.220

Less Distributions
From net realized gain	$(0.056)		$(0.088)		$(0.089)		$—

Total distributions	$(0.056)		$(0.088)		$(0.089)		$—

Net asset value — End of period	$18.780		$16.150		$12.680		$12.390

Total Return(3)	16.68	%(4)	28.13%		2.97%		10.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,091		$152,264		$61,530		$17,530
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.00	%(7)(9)	1.99	%(8)	1.95	%(8)	1.95	%(8)
Net investment loss	(1.01	)%(9)	(1.19)%		(1.25)%		(1.34)%
Portfolio Turnover of the Portfolio	3	%(4)	6%		19%		20%

*	Class C commenced operations on October 1, 2009.

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.03% of average daily net assets for the six months ended March 31, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$17.700		$13.750		$13.300		$11.870		$11.570		$14.140

Income (Loss) From Operations
Net investment loss(1)	$(0.001)		$(0.033)		$(0.040)		$(0.044)		$(0.025)		$(0.002)
Net realized and unrealized gain (loss)	3.037		4.071		0.579	(2)	1.474		0.583		(0.732)

Total income (loss) from operations	$3.036		$4.038		$0.539		$1.430		$0.558		$(0.734)

Less Distributions
From net realized gain	$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)		$(1.836)

Total distributions	$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)		$(1.836)

Net asset value — End of period	$20.680		$17.700		$13.750		$13.300		$11.870		$11.570

Total Return(3)	17.20	%(4)	29.43%		3.98%		12.05%		5.72%		(6.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,710,789		$1,890,595		$815,413		$296,476		$65,435		$15,846
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)(9)	0.99	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)
Net investment loss	(0.01	)%(9)	(0.19)%		(0.26)%		(0.35)%		(0.25)%		(0.01)%
Portfolio Turnover of the Portfolio	3	%(4)	6%		19%		20%		33%		42%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.03% of average daily net assets for the six months ended March 31, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32%, 0.52% and 0.52% of average daily net assets for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,						Period Ended September 30, 2009(1)
			2012		2011		2010
Net asset value — Beginning of period	$16.400		$12.810		$12.450		$11.170		$10.240

Income (Loss) From Operations
Net investment loss(2)	$(0.048)		$(0.111)		$(0.109)		$(0.092)		$(0.015)
Net realized and unrealized gain	2.824		3.789		0.558	(3)	1.372		0.945

Total income from operations	$2.776		$3.678		$0.449		$1.280		$0.930

Less Distributions
From net realized gain	$(0.056)		$(0.088)		$(0.089)		$—		$—

Total distributions	$(0.056)		$(0.088)		$(0.089)		$—		$—

Net asset value — End of period	$19.120		$16.400		$12.810		$12.450		$11.170

Total Return(4)	16.91	%(5)	28.78%		3.53%		11.46%		9.08	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,254		$17,922		$1,827		$98		$1
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.50	%(8)(10)	1.49	%(9)	1.45	%(9)	1.45	%(9)	1.45	%(9)(10)
Net investment loss	(0.55	)%(10)	(0.70)%		(0.74)%		(0.78)%		(0.86	)%(10)
Portfolio Turnover of the Portfolio	3	%(5)	6%		19%		20%		33	%(11)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.03% of average daily net assets for the six months ended March 31, 2013). Absent this subsidy, total return would be lower.

(9)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32% and 0.56% of average daily net assets for the years ended September 30, 2012, 2011 and 2010 and the period ended September 30, 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(10)	Annualized.

(11)	For the Portfolio’s year ended September 30, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at March 31, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2012, the Fund had a late year ordinary loss of $6,731,816, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Atlanta Capital Management Company, LLC (Atlanta Capital), the sub-adviser of the Portfolio and an affiliate of EVM, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2014. Pursuant to this agreement, Atlanta Capital was allocated $472,560 of the Fund’s operating expenses for the six months ended March 31, 2013. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2013, EVM earned $36,801 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $102,095 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2013. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 amounted to $1,462,896 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended March 31, 2013, the Fund paid or accrued to EVD $686,646 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At March 31, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $12,090,000.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2013, the Fund paid or accrued to EVD $35,782 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to $228,882 and $35,782 for Class C and Class R shares, respectively.

13

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended March 31, 2013, the Fund was informed that EVD received approximately $5,000 and $15,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended March 31, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $770,615,919 and $76,248,685, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $59,268,992.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	19,265,451	33,648,736
Issued to shareholders electing to receive payments of distributions in Fund shares	200,676	232,863
Redemptions	(9,095,129)	(12,523,927)

Net increase	10,370,998	21,357,672

Class C	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	3,456,785	5,707,353
Issued to shareholders electing to receive payments of distributions in Fund shares	26,564	23,460
Redemptions	(710,555)	(1,156,697)

Net increase	2,772,794	4,574,116

Class I	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	44,068,614	64,718,770
Issued to shareholders electing to receive payments of distributions in Fund shares	271,040	271,511
Redemptions	(20,112,050)	(17,472,738)

Net increase	24,227,604	47,517,543

14

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	1,411,197	1,157,927
Issued to shareholders electing to receive payments of distributions in Fund shares	4,562	1,416
Redemptions	(245,789)	(209,215)

Net increase	1,169,970	950,128

15

SMID-Cap Portfolio

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value

Aerospace & Defense — 1.0%
TransDigm Group, Inc.	291,845	$44,628,937

		$44,628,937

Auto Components — 2.0%
Gentex Corp.	4,325,097	$86,545,191

		$86,545,191

Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	995,815	$152,927,309
SEI Investments Co.	2,656,733	76,646,747

		$229,574,056

Chemicals — 1.0%
Airgas, Inc.	434,587	$43,093,647

		$43,093,647

Commercial Banks — 4.5%
City National Corp.	1,489,128	$87,724,530
Cullen/Frost Bankers, Inc.	703,134	43,966,969
Umpqua Holdings Corp.	4,929,350	65,363,181

		$197,054,680

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	1,334,192	$45,736,102

		$45,736,102

Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc.(1)	1,633,091	$91,845,038

		$91,845,038

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,535,784	$88,077,212

		$88,077,212

Distributors — 3.5%
LKQ Corp.(1)	7,021,193	$152,781,160

		$152,781,160

Security	Shares	Value

Electrical Equipment — 4.2%
Acuity Brands, Inc.	1,228,338	$85,185,240
AMETEK, Inc.	2,268,306	98,353,748

		$183,538,988

Electronic Equipment, Instruments & Components — 1.2%
FLIR Systems, Inc.	2,089,010	$54,335,150

		$54,335,150

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	513,851	$44,792,392
Oceaneering International, Inc.	1,007,578	66,913,255

		$111,705,647

Health Care Equipment & Supplies — 4.4%
DENTSPLY International, Inc.	3,005,729	$127,503,024
Varian Medical Systems, Inc.(1)	900,098	64,807,056

		$192,310,080

Health Care Providers & Services — 2.8%
Henry Schein, Inc.(1)	1,296,834	$120,021,987

		$120,021,987

Household Products — 1.8%
Church & Dwight Co., Inc.	1,219,555	$78,819,840

		$78,819,840

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	1,433,077	$97,148,290

		$97,148,290

Insurance — 7.6%
HCC Insurance Holdings, Inc.	3,393,597	$142,632,882
Markel Corp.(1)	378,130	190,388,455

		$333,021,337

IT Services — 2.5%
Jack Henry & Associates, Inc.	1,427,518	$65,965,607
WEX, Inc.(1)	557,223	43,742,005

		$109,707,612

16	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 3.7%
Bio-Rad Laboratories, Inc., Class A(1)	858,573	$108,180,198
Mettler-Toledo International, Inc.(1)	253,472	54,045,300

		$162,225,498

Machinery — 6.7%
CLARCOR, Inc.	1,664,060	$87,163,463
Graco, Inc.	1,085,214	62,974,968
IDEX Corp.	1,841,150	98,354,233
Pall Corp.	640,918	43,819,564

		$292,312,228

Marine — 2.6%
Kirby Corp.(1)	1,461,367	$112,232,986

		$112,232,986

Media — 4.2%
John Wiley & Sons, Inc., Class A	898,536	$35,006,962
Morningstar, Inc.	2,136,354	149,373,872

		$184,380,834

Professional Services — 3.8%
Equifax, Inc.	1,711,992	$98,593,619
Verisk Analytics, Inc., Class A(1)	1,088,544	67,086,967

		$165,680,586

Real Estate Management & Development — 1.6%
Forest City Enterprises, Inc., Class A(1)	3,814,121	$67,776,930

		$67,776,930

Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	1,072,191	$79,856,786

		$79,856,786

Software — 9.9%
ANSYS, Inc.(1)	1,354,080	$110,249,194
Blackbaud, Inc.	3,116,383	92,338,428
FactSet Research Systems, Inc.	694,687	64,328,016
Fair Isaac Corp.	2,364,253	108,022,720
Solera Holdings, Inc.	942,904	54,999,590

		$429,937,948

Security	Shares	Value

Specialty Retail — 7.8%
Aaron’s, Inc.	2,260,324	$64,826,092
CarMax, Inc.(1)	1,595,075	66,514,628
O’Reilly Automotive, Inc.(1)	844,617	86,615,473
Sally Beauty Holdings, Inc.(1)	4,131,968	121,397,220

		$339,353,413

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	790,778	$45,770,231

		$45,770,231

Total Common Stocks (identified cost $3,122,300,290)		$4,139,472,394

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$244,921	$244,921,296

Total Short-Term Investments (identified cost $244,921,296)		$244,921,296

Total Investments — 100.5% (identified cost $3,367,221,586)		$4,384,393,690

Other Assets, Less Liabilities — (0.5)%		$(22,627,197)

Net Assets — 100.0%		$4,361,766,493

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $3,122,300,290)	$4,139,472,394
Affiliated investment, at value (identified cost, $244,921,296)	244,921,296
Dividends receivable	1,575,338
Interest receivable from affiliated investment	21,503
Receivable for investments sold	12,201,698
Total assets	$4,398,192,229

Liabilities
Payable for investments purchased	$33,227,987
Payable to affiliates:
Investment adviser fee	3,130,417
Accrued expenses	67,332
Total liabilities	$36,425,736
Net Assets applicable to investors’ interest in Portfolio	$4,361,766,493

Sources of Net Assets
Investors’ capital	$3,344,594,389
Net unrealized appreciation	1,017,172,104
Total	$4,361,766,493

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends	$17,770,319
Interest allocated from affiliated investment	127,359
Expenses allocated from affiliated investment	(12,233)
Total investment income	$17,885,445

Expenses
Investment adviser fee	$15,857,719
Trustees’ fees and expenses	34,000
Custodian fee	274,837
Legal and accounting services	21,804
Miscellaneous	12,172
Total expenses	$16,200,532
Deduct —
Reduction of custodian fee	$15
Total expense reductions	$15

Net expenses	$16,200,517

Net investment income	$1,684,928

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$73,925	(1)
Investment transactions allocated from affiliated investment	3,983
Net realized gain	$77,908
Change in unrealized appreciation (depreciation) —
Investments	$593,548,672
Net change in unrealized appreciation (depreciation)	$593,548,672

Net realized and unrealized gain	$593,626,580

Net increase in net assets from operations	$595,311,508

(1)	Includes $10,007,653 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012
From operations —
Net investment income (loss)	$1,684,928		$(3,304,119)
Net realized gain from investment transactions	77,908	(1)	10,283,170
Net change in unrealized appreciation (depreciation) from investments	593,548,672		465,070,272
Net increase in net assets from operations	$595,311,508		$472,049,323
Capital transactions —
Contributions	$772,106,646		$1,226,251,261
Withdrawals	(77,021,605)		(24,582,743)
Net increase in net assets from capital transactions	$695,085,041		$1,201,668,518

Net increase in net assets	$1,290,396,549		$1,673,717,841

Net Assets
At beginning of period	$3,071,369,944		$1,397,652,103
At end of period	$4,361,766,493		$3,071,369,944

(1)	Includes $10,007,653 of net realized gains from redemptions in-kind.

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Supplementary Data

	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.90	%(3)	0.94%	0.95%	0.95%	0.96%	0.95%
Net investment income (loss)	0.09	%(3)	(0.14)%	(0.26)%	(0.36)%	(0.24)%	(0.01)%
Portfolio Turnover	3	%(4)	6%	19%	20%	33%	42%

Total Return	17.25	%(4)	29.50%	3.98%	12.05%	5.71%	(6.46)%

Net assets, end of period (000’s omitted)	$4,361,766		$3,071,370	$1,397,652	$574,748	$186,908	$44,383

(1)

The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12%, 0.18% and 0.22% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

21	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2013, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

22

SMID-Cap Portfolio

March 31, 2013

Notes to Financial Statements (Unaudited) —continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion and 0.75% on net assets of $5 billion and over, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the Portfolio’s investment adviser fee amounted to $15,857,719 or 0.88% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $746,754,577 and $110,246,067, respectively, for the six months ended March 31, 2013. Included in sales is $59,268,992 representing the value of securities delivered in payment of redemptions in-kind.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,371,833,326
Gross unrealized appreciation	$1,026,531,703

Gross unrealized depreciation	(13,971,339)

Net unrealized appreciation	$1,012,560,364

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

23

SMID-Cap Portfolio

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$4,139,472,394	*	$—	$—	$4,139,472,394
Short-Term Investments	—		244,921,296	—	244,921,296

Total Investments	$4,139,472,394		$244,921,296	$—	$4,384,393,690

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-5/13	ASCSRC

Eaton Vance

Atlanta Capital

Focused Growth Fund

Semiannual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Performance1,2

Portfolio Managers Richard B. England, CFA and Paul J. Marshall, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	11/28/2003	5.25%	3.02%	4.75%	—	5.29%
Class A with 5.75% Maximum Sales Charge	—	–0.79	–2.92	3.52	—	4.62
Class C at NAV	05/02/2011	4.97	2.30	—	—	2.38
Class C with 1% Maximum Sales Charge	—	3.97	1.30	—	—	2.38
Class I at NAV	04/30/2002	5.45	3.36	5.02	7.46%	—
Russell 1000 Growth Index	—	8.10%	10.09%	7.30%	8.61%	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.17%	1.91%	0.92%

Fund Profile

Top 10 Holdings (% of net assets)4

Monsanto Co.	6.7%
Apple, Inc.	6.3
QUALCOMM, Inc.	6.2
Google, Inc., Class A	5.2
Gilead Sciences, Inc.	4.7
Union Pacific Corp.	4.4
Amazon.com, Inc.	4.1
Intuit, Inc.	3.9
Danaher Corp.	3.8
Schlumberger, Ltd.	3.7

Total	49.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period* (10/1/12 – 3/31/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,052.50	$5.63	1.10%
Class C	$1,000.00	$1,049.70	$9.45	1.85%
Class I	$1,000.00	$1,054.50	$4.35	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.54	1.10%
Class C	$1,000.00	$1,015.70	$9.30	1.85%
Class I	$1,000.00	$1,020.70	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value

Biotechnology — 4.7%
Gilead Sciences, Inc.(1)	183,134	$8,960,747

		$8,960,747

Capital Markets — 2.3%
T. Rowe Price Group, Inc.	59,695	$4,469,365

		$4,469,365

Chemicals — 6.7%
Monsanto Co.	122,523	$12,942,104

		$12,942,104

Communications Equipment — 8.4%
Juniper Networks, Inc.(1)	232,783	$4,315,797
QUALCOMM, Inc.	176,980	11,848,811

		$16,164,608

Computers & Peripherals — 6.3%
Apple, Inc.	27,499	$12,171,882

		$12,171,882

Diversified Financial Services — 2.5%
IntercontinentalExchange, Inc.(1)	29,268	$4,772,733

		$4,772,733

Energy Equipment & Services — 6.8%
Cameron International Corp.(1)	93,013	$6,064,448
Schlumberger, Ltd.	94,281	7,060,704

		$13,125,152

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	39,379	$4,178,506

		$4,178,506

Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp.(1)	43,427	$3,567,962

		$3,567,962

Health Care Technology — 1.0%
Cerner Corp.(1)	20,890	$1,979,327

		$1,979,327

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Starbucks Corp.	95,273	$5,426,750

		$5,426,750

Industrial Conglomerates — 6.0%
Danaher Corp.	116,131	$7,217,542
General Electric Co.	188,519	4,358,559

		$11,576,101

Internet & Catalog Retail — 6.5%
Amazon.com, Inc.(1)	29,187	$7,778,044
priceline.com, Inc.(1)	6,696	4,606,379

		$12,384,423

Internet Software & Services — 7.3%
eBay, Inc.(1)	75,056	$4,069,536
Google, Inc., Class A(1)	12,547	9,962,695

		$14,032,231

IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A(1)	86,547	$6,630,366

		$6,630,366

Oil, Gas & Consumable Fuels — 3.1%
Suncor Energy, Inc.	198,680	$5,962,387

		$5,962,387

Pharmaceuticals — 2.1%
Allergan, Inc.	36,502	$4,074,718

		$4,074,718

Road & Rail — 4.4%
Union Pacific Corp.	58,941	$8,393,788

		$8,393,788

Semiconductors & Semiconductor Equipment — 5.5%
Broadcom Corp., Class A	163,860	$5,681,026
Texas Instruments, Inc.	134,702	4,779,227

		$10,460,253

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 8.5%
Informatica Corp.(1)	54,502	$1,878,684
Intuit, Inc.	114,654	7,527,035
Microsoft Corp.	238,538	6,824,572

		$16,230,291

Textiles, Apparel & Luxury Goods — 3.3%
Coach, Inc.	124,661	$6,231,803

		$6,231,803

Total Common Stocks (identified cost $155,515,606)		$183,735,497

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$8,233	$8,233,379

Total Short-Term Investments (identified cost $8,233,379)		$8,233,379

Total Investments — 100.1% (identified cost $163,748,985)		$191,968,876

Other Assets, Less Liabilities — (0.1)%		$(146,245)

Net Assets — 100.0%		$191,822,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $155,515,606)	$183,735,497
Affiliated investment, at value (identified cost, $8,233,379)	8,233,379
Dividends receivable	146,252
Interest receivable from affiliated investment	699
Receivable for investments sold	1,935,928
Receivable for Fund shares sold	488,715
Total assets	$194,540,470

Liabilities
Payable for investments purchased	$926,212
Payable for Fund shares redeemed	1,623,542
Payable to affiliates:
Investment adviser fee	106,049
Distribution and service fees	20,000
Accrued expenses	42,036
Total liabilities	$2,717,839
Net Assets	$191,822,631

Sources of Net Assets
Paid-in capital	$164,388,833
Accumulated net realized loss	(986,455)
Accumulated undistributed net investment income	200,362
Net unrealized appreciation	28,219,891
Total	$191,822,631

Class A Shares
Net Assets	$79,017,606
Shares Outstanding	6,254,400
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.40

Class C Shares
Net Assets	$3,892,645
Shares Outstanding	312,280
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.47

Class I Shares
Net Assets	$108,912,380
Shares Outstanding	9,083,336
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends (net of foreign taxes, $8,040)	$1,339,625
Interest allocated from affiliated investment	3,794
Expenses allocated from affiliated investment	(360)
Total investment income	$1,343,059

Expenses
Investment adviser fee	$587,824
Distribution and service fees
Class A	91,749
Class C	17,840
Trustees’ fees and expenses	3,695
Custodian fee	49,765
Transfer and dividend disbursing agent fees	66,912
Legal and accounting services	17,963
Printing and postage	10,544
Registration fees	27,829
Miscellaneous	8,634
Total expenses	$882,755

Net investment income	$460,304

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$272,807
Investment transactions allocated from affiliated investment	120
Foreign currency transactions	94
Net realized gain	$273,021
Change in unrealized appreciation (depreciation) —
Investments	$8,958,838
Net change in unrealized appreciation (depreciation)	$8,958,838

Net realized and unrealized gain	$9,231,859

Net increase in net assets from operations	$9,692,163

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
From operations —
Net investment income (loss)	$460,304	$(275,484)
Net realized gain from investment and foreign currency transactions	273,021	2,104,384
Net change in unrealized appreciation (depreciation) from investments	8,958,838	23,054,254
Net increase in net assets from operations	$9,692,163	$24,883,154
Distributions to shareholders —
From net investment income
Class I	$(82,840)	$—
Total distributions to shareholders	$(82,840)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,824,262	$43,803,832
Class C	797,029	2,203,806
Class I	16,296,582	85,980,605
Net asset value of shares issued to shareholders in payment of distributions declared
Class I	77,995	—
Cost of shares redeemed
Class A	(9,432,161)	(31,525,443)
Class C	(532,759)	(605,694)
Class I	(17,880,232)	(46,877,075)
Net increase in net assets from Fund share transactions	$4,150,716	$52,980,031

Net increase in net assets	$13,760,039	$77,863,185

Net Assets
At beginning of period	$178,062,592	$100,199,407
At end of period	$191,822,631	$178,062,592

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$200,362	$(177,102)

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Financial Highlights

	Class A
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$12.000		$9.770		$9.540		$8.780		$9.730		$12.760

Income (Loss) From Operations
Net investment income (loss)(1)	$0.023		$(0.038)		$(0.065)		$(0.026)		$0.038		$0.007
Net realized and unrealized gain (loss)	0.607		2.268		0.295		0.832		(0.487)		(2.011)

Total income (loss) from operations	$0.630		$2.230		$0.230		$0.806		$(0.449)		$(2.004)

Less Distributions
From net investment income	$—		$—		$—		$(0.046)		$—		$(0.002)
From net realized gain	—		—		—		—		(0.501)		(1.024)

Total distributions	$—		$—		$—		$(0.046)		$(0.501)		$(1.026)

Net asset value — End of period	$12.630		$12.000		$9.770		$9.540		$8.780		$9.730

Total Return(2)	5.25	%(3)	22.82%		2.41%		9.21%		(2.89)%		(17.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,018		$69,679		$45,044		$8,706		$8,451		$8,903
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.10	%(5)	1.17	%(6)	1.25	%(6)(7)	1.25	%(6)(7)	1.25	%(6)(7)	1.25	%(6)(7)
Net investment income (loss)	0.38	%(5)	(0.34)%		(0.58)%		(0.29)%		0.52%		0.06%
Portfolio Turnover of the Portfolio(8)	—		60	%(3)	62%		152%		49%		50%
Portfolio Turnover of the Fund	25	%(3)	17	%(3)(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43%, 0.50% and 0.19% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		Period Ended September 30, 2011(1)
Net asset value — Beginning of period	$11.880		$9.750		$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.022)		$(0.121)		$(0.067)
Net realized and unrealized gain (loss)	0.612		2.251		(2.103)

Total income (loss) from operations	$0.590		$2.130		$(2.170)

Net asset value — End of period	$12.470		$11.880		$9.750

Total Return(3)	4.97	%(4)	21.85%		(18.20	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,893		$3,443		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.85	%(6)	1.91	%(7)	2.00	%(6)(7)(8)
Net investment loss	(0.37	)%(6)	(1.08)%		(1.49	)%(6)
Portfolio Turnover of the Portfolio(9)	—		60	%(4)	62	%(10)
Portfolio Turnover of the Fund	25	%(4)	17	%(4)(11)	—

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended September 30, 2011.

(11)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$11.380		$9.240		$9.010		$8.290		$9.240		$12.170

Income (Loss) From Operations
Net investment income (loss)(1)	$0.036		$(0.005)		$(0.034)		$(0.005)		$0.053		$0.034
Net realized and unrealized gain (loss)	0.583		2.145		0.264		0.791		(0.476)		(1.902)

Total income (loss) from operations	$0.619		$2.140		$0.230		$0.786		$(0.423)		$(1.868)

Less Distributions
From net investment income	$(0.009)		$—		$—		$(0.066)		$(0.026)		$(0.038)
From net realized gain	—		—		—		—		(0.501)		(1.024)

Total distributions	$(0.009)		$—		$—		$(0.066)		$(0.527)		$(1.062)

Net asset value — End of period	$11.990		$11.380		$9.240		$9.010		$8.290		$9.240

Total Return(2)	5.45	%(3)	23.16%		2.55%		9.51%		(2.64)%		(16.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,912		$104,941		$53,707		$21,275		$17,750		$14,400
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.85	%(5)	0.92	%(6)	1.00	%(6)(7)	1.00	%(6)(7)	1.00	%(6)(7)	1.00	%(6)(7)
Net investment income (loss)	0.63	%(5)	(0.04)%		(0.32)%		(0.06)%		0.76%		0.31%
Portfolio Turnover of the Portfolio(8)	—		60	%(3)	62%		152%		49%		50%
Portfolio Turnover of the Fund	25	%(3)	17	%(3)(9)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43%, 0.50% and 0.19% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $35,790 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on September 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2012.

Additionally, at September 30, 2012, the Fund had a net capital loss of $557,634 attributable to security transactions incurred after October 31, 2011 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2013.

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2012, the Fund had a late year ordinary loss of $178,306, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E   Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F   Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G   Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

H   Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I   Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J   Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the investment adviser fee amounted to $587,824 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM and Atlanta Capital had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital reimbursed no expenses for the six months ended March 31, 2013.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2013, EVM earned $5,740 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,448 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 amounted to $91,749 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2013, the Fund paid or accrued to EVD $13,380 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to $4,460 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $43,819,815 and $46,211,615, respectively, for the six months ended March 31, 2013.

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	1,229,529	3,933,272
Redemptions	(782,151)	(2,738,534)

Net increase	447,378	1,194,738

Class C	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	66,820	195,237
Redemptions	(44,250)	(54,206)

Net increase	22,570	141,031

Class I	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012

Sales	1,409,832	7,814,463
Issued to shareholders electing to receive payments of distributions in Fund shares	6,951	—
Redemptions	(1,552,487)	(4,407,198)

Net increase (decrease)	(135,704)	3,407,265

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,413,833

Gross unrealized appreciation	$29,891,349
Gross unrealized depreciation	(2,336,306)

Net unrealized appreciation	$27,555,043

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2013.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$183,735,497	*	$—	$—	$183,735,497
Short-Term Investments	—		8,233,379	—	8,233,379

Total Investments	$183,735,497		$8,233,379	$—	$191,968,876

* The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451-5/13	ALCGSRC

Eaton Vance

Atlanta Capital

Select Equity Fund

Semiannual Report

March 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2013

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	01/03/2012	11.41%	17.08%	24.41%
Class A with 5.75% Maximum Sales Charge	—	4.99	10.38	18.61
Class C at NAV	03/19/2013	—	—	1.24
Class C with 1% Maximum Sales Charge	—	—	—	0.24
Class I at NAV	01/03/2012	11.51	17.38	24.66
Russell 1000 Index	01/03/2012	11.10%	14.43%	21.45%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		2.57%	3.32%	2.32%
Net		1.20	1.95	0.95

Fund Profile

Top 10 Holdings (% of net assets)5

TJX Companies, Inc. (The)	6.0%
Markel Corp.	5.7
Wal-Mart Stores, Inc.	5.7
Berkshire Hathaway, Inc., Class B	4.4
Covidien PLC	4.0
Health Care Select Sector SPDR Fund (The)	4.0
ANSYS, Inc.	3.9
Microsoft Corp.	3.9
LKQ Corp.	3.7
Affiliated Managers Group, Inc.	3.6

Total	44.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Endnotes and Additional Disclosures

[1]

Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 – March 31, 2013) for Class A and Class I and (March 19, 2013 – March 31, 2013) for Class C. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2012 – March 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/12)	Ending Account Value (3/31/13)	Expenses Paid During Period (10/1/12 – 3/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,114.10	$6.32	***	1.20%
Class C	$1,000.00	$1,012.40	$0.70	***	1.95%
Class I	$1,000.00	$1,115.10	$5.01	***	0.95%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	***	1.20%
Class C	$1,000.00	$1,015.20	$9.80	***	1.95%
Class I	$1,000.00	$1,020.20	$4.78	***	0.95%

*	Class C had not commenced operations on October 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 13/365 for Class C (to reflect the period from commencement of operations on March 19, 2013 to March 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012 (March 19, 2013 for Class C).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2012 (March 19, 2013 for Class C).

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value

Beverages — 3.4%
Diageo PLC ADR	10,407	$1,309,617

		$1,309,617

Capital Markets — 6.5%
Affiliated Managers Group, Inc.(1)	9,032	$1,387,044
TD Ameritrade Holding Corp.	53,874	1,110,882

		$2,497,926

Chemicals — 3.8%
Praxair, Inc.	4,794	$534,723
Sherwin-Williams Co. (The)	5,385	909,473

		$1,444,196

Commercial Banks — 2.9%
U.S. Bancorp	32,284	$1,095,396

		$1,095,396

Commercial Services & Supplies — 5.0%
ADT Corp. (The)	22,320	$1,092,341
Tyco International, Ltd.	26,255	840,160

		$1,932,501

Communications Equipment — 2.2%
QUALCOMM, Inc.	12,655	$847,252

		$847,252

Construction & Engineering — 2.9%
Jacobs Engineering Group, Inc.(1)	19,555	$1,099,773

		$1,099,773

Distributors — 3.7%
LKQ Corp.(1)	65,479	$1,424,823

		$1,424,823

Food & Staples Retailing — 5.7%
Wal-Mart Stores, Inc.	29,088	$2,176,655

		$2,176,655

Food Products — 1.9%
Nestle SA ADR	10,090	$731,222

		$731,222

Security	Shares	Value

Health Care Equipment & Supplies — 7.1%
Covidien PLC	22,601	$1,533,252
DENTSPLY International, Inc.	28,345	1,202,395

		$2,735,647

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	11,148	$1,031,747

		$1,031,747

Industrial Conglomerates — 3.4%
Danaher Corp.	20,881	$1,297,754

		$1,297,754

Insurance — 13.0%
Berkshire Hathaway, Inc., Class B(1)	16,183	$1,686,269
Markel Corp.(1)	4,349	2,189,721
White Mountains Insurance Group, Ltd.	1,907	1,081,498

		$4,957,488

Machinery — 2.9%
Pall Corp.	16,000	$1,093,920

		$1,093,920

Real Estate Management & Development — 1.9%
Brookfield Asset Management, Inc., Class A	19,824	$723,378

		$723,378

Software — 10.6%
ANSYS, Inc.(1)	18,480	$1,504,642
Microsoft Corp.	51,953	1,486,375
Oracle Corp.	33,288	1,076,534

		$4,067,551

Specialty Retail — 9.9%
O’Reilly Automotive, Inc.(1)	7,050	$722,978
Ross Stores, Inc.	13,113	794,910
TJX Companies, Inc. (The)	48,778	2,280,371

		$3,798,259

Total Common Stocks (identified cost $29,793,489)		$34,265,105

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Exchange-Traded Funds — 4.0%
Health Care Select Sector SPDR Fund (The)	32,920	$1,512,674

Total Exchange-Traded Funds (identified cost $1,311,034)		$1,512,674

Short-Term Investments — 5.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$2,268	$2,268,207

Total Short-Term Investments (identified cost $2,268,207)		$2,268,207

Total Investments — 99.4% (identified cost $33,372,730)		$38,045,986

Other Assets, Less Liabilities — 0.6%		$235,434

Net Assets — 100.0%		$38,281,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2013
Unaffiliated investments, at value (identified cost, $31,104,523)	$35,777,779
Affiliated investment, at value (identified cost, $2,268,207)	2,268,207
Cash	1,862
Dividends receivable	32,880
Interest receivable from affiliated investment	220
Receivable for Fund shares sold	226,405
Tax reclaims receivable	230
Receivable from affiliates	12,510
Total assets	$38,320,093

Liabilities
Payable for Fund shares redeemed	$6,948
Payable to affiliates:
Investment adviser and administration fee	24,824
Distribution and service fees	1,902
Accrued expenses	4,999
Total liabilities	$38,673
Net Assets	$38,281,420

Sources of Net Assets
Paid-in capital	$33,597,826
Accumulated distributions in excess of net realized gain	(107)
Accumulated undistributed net investment income	10,445
Net unrealized appreciation	4,673,256
Total	$38,281,420

Class A Shares
Net Assets	$9,973,502
Shares Outstanding	761,933
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.09
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.89

Class C Shares
Net Assets	$2,424
Shares Outstanding	185
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$13.08

Class I Shares
Net Assets	$28,305,494
Shares Outstanding	2,160,468
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2013
Dividends (net of foreign taxes, $673)	$178,606
Interest allocated from affiliated investment	1,297
Expenses allocated from affiliated investment	(124)
Total investment income	$179,779

Expenses
Investment adviser and administration fee	$120,539
Distribution and service fees
Class A	7,633
Class C	0	(1)
Trustees’ fees and expenses	805
Custodian fee	19,199
Transfer and dividend disbursing agent fees	6,137
Legal and accounting services	14,069
Printing and postage	5,922
Registration fees	29,281
Miscellaneous	4,883
Total expenses	$208,468
Deduct —
Allocation of expenses to affiliates	$56,623
Total expense reductions	$56,623

Net expenses	$151,845

Net investment income	$27,934

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,803
Investment transactions allocated from affiliated investment	39
Net realized gain	$5,842
Change in unrealized appreciation (depreciation) —
Investments	$3,395,817
Net change in unrealized appreciation (depreciation)	$3,395,817

Net realized and unrealized gain	$3,401,659

Net increase in net assets from operations	$3,429,593

(1)	Amount is less than $1.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012(1)
From operations —
Net investment income (loss)	$27,934	$(5,804)
Net realized gain from investment transactions	5,842	73,133
Net change in unrealized appreciation (depreciation) from investments	3,395,817	1,277,439
Net increase in net assets from operations	$3,429,593	$1,344,768
Distributions to shareholders —
From net investment income
Class I	$(17,489)	$—
From net realized gain
Class A	(8,695)	—
Class I	(64,708)	—
Total distributions to shareholders	$(90,892)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,470,933	$5,676,301
Class C	2,400	—
Class I	4,901,714	20,039,761
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,674	—
Class I	9,657	—
Cost of shares redeemed
Class A	(905,016)	(1,314,067)
Class I	(258,366)	(34,040)
Net increase in net assets from Fund share transactions	$9,229,996	$24,367,955

Net increase in net assets	$12,568,697	$25,712,723

Net Assets
At beginning of period	$25,712,723	$—
At end of period	$38,281,420	$25,712,723

Accumulated undistributed net investment income included in net assets
At end of period	$10,445	$—

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Financial Highlights

	Class A
	Six Months Ended March 31, 2013 (Unaudited)		Period Ended September 30, 2012(1)
Net asset value — Beginning of period	$11.770		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.001)		$(0.022)
Net realized and unrealized gain	1.342		1.792

Total income from operations	$1.341		$1.770

Less Distributions
From net realized gain	$(0.021)		$—

Total distributions	$(0.021)		$—

Net asset value — End of period	$13.090		$11.770

Total Return(3)	11.41	%(4)	17.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,974		$4,690
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.20	%(6)
Net investment loss	(0.01	)%(6)	(0.27	)%(6)
Portfolio Turnover	1	%(4)	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.37% and 1.37% of average daily net assets for the six months ended March 31, 2013 and for the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Financial Highlights — continued

	Class C
	Period Ended March 31, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.007)
Net realized and unrealized gain	0.167

Total income from operations	$0.160

Net asset value — End of period	$13.080

Total Return(3)	1.24	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.95	%(5)
Net investment loss	(1.51	)%(5)
Portfolio Turnover	1	%(4)(7)

(1)	For the period from the commencement of operations, March 19, 2013, to March 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.40% of average daily net assets for the period from the commencement of operations, March 19, 2013, to March 31, 2013). Absent this subsidy, total return would have been lower.

(7)	For the Fund’s six months ended March 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2013 (Unaudited)		Period Ended September 30, 2012(1)
Net asset value — Beginning of period	$11.790		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.014		$0.002
Net realized and unrealized gain	1.338		1.788

Total income from operations	$1.352		$1.790

Less Distributions
From net investment income	$(0.009)		$—
From net realized gain	(0.033)		—

Total distributions	$(0.042)		$—

Net asset value — End of period	$13.100		$11.790

Total Return(3)	11.51	%(4)	17.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,305		$21,023
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	0.95	%(6)
Net investment income	0.23	%(6)	0.02	%(6)
Portfolio Turnover	1	%(4)	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.37% and 1.37% of average daily net assets for the six months ended March 31, 2013 and for the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2013, the investment adviser and administration fee amounted to $120,539 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2014. Pursuant to this agreement, EVM and Atlanta Capital were allocated $56,623 in total of the Fund’s operating expenses for the six months ended March 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2013, EVM earned $482 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,483 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2013. EVD also received distribution and service fees from Class A shares and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2013 amounted to $7,633 for Class A shares.

14

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2013, the Fund paid or accrued to EVD less than $1 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2013 amounted to less than $1 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended March 31, 2013, the Fund was informed that EVD received less than $10 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,035,288 and $185,860, respectively, for the six months ended March 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012(1)

Sales	437,496	514,404
Issued to shareholders electing to receive payments of distributions in Fund shares	734	—
Redemptions	(74,740)	(115,961)
Net increase	363,490	398,443

Class C	Period Ended March 31, 2013 (Unaudited)(2)
Sales	185
Net increase	185

Class I	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012(1)

Sales	397,134	1,786,230
Issued to shareholders electing to receive payments of distributions in Fund shares	817	—
Redemptions	(20,781)	(2,932)
Net increase	377,170	1,783,298

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Class C commenced operations on March 19, 2013.

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

At March 31, 2013, EVM owned 58.7% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,372,730

Gross unrealized appreciation	$4,714,330
Gross unrealized depreciation	(41,074)

Net unrealized appreciation	$4,673,256

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2013.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$34,265,105	*	$—	$—	$34,265,105
Exchange-Traded Funds	1,512,674		—	—	1,512,674
Short-Term Investments	—		2,268,207	—	2,268,207

Total Investments	$35,777,779		$2,268,207	$—	$38,045,986

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5748-5/13	ATLCSESRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 14, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 14, 2013